Transactions with non-controlling interests - Shanghai Jiahong (Details) - Shanghai Jiahong - CNY (¥)			12 Months Ended
	Dec. 08, 2022	Dec. 09, 2020	Dec. 31, 2020
Carrying amount of non-controlling interests disposed of			¥ (65,000)
Less: consideration received from non-controlling interest		¥ 864,000
Gain on disposal within equity			¥ (65,000)
Proportion of ownership interest held	80.00%	68.00%
Equity Interest Sale
Equity interests disposed off (as a percent)		12.00%